As Filed with the Securities and Exchange Commission on December 2, 2005
                                    Registration Nos. 333-33914, 811-5626
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. __                                    [ ]
   Post-Effective Amendment No. 8                                    [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                     [X]
                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

                             James A. Shuchart, Esq.
                       ING Americas (U.S. Legal Services)
                               1475 Dunwoody Drive
                           West Chester, PA 19380-1478
                                 (610) 425-3563

                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [X]  on December 5, 2005 pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

--------------------------------------------------------------------------------

                                   PART A

The Prospectus, dated April 29, 2005, is incorporated into Part A of this Post-Effective Amendment No. 8 by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-33914), as filed on
April 20, 2005 and declared effective on April 29, 2005.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT EQ OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

                              PROSPECTUS SUPPLEMENT
                             DATED DECEMBER 5, 2005

                               TO THE PROSPECTUSES
                              DATED APRIL 29, 2005,
                           AS PREVIOUSLY SUPPLEMENTED

                                       FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY
                                       AND
                  RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

     ("GOLDENSELECT ACCESS ONE" "GOLDENSELECT DVA" "GOLDENSELECT DVA PLUS"
               "GOLDENSELECT DVA PLUS - NY" AND "ING EQUI-SELECT")

The information in this supplement updates and amends certain information concerning investment options contained in the above referenced prospectuses, each dated April 29, 2005, as supplemented. Not all investment options are offered through every prospectus. Please read this supplement carefully and keep it with your prospectus for future reference.

ING ALLIANCE MID CAP GROWTH PORTFOLIO

Effective December 5, 2005, the name of the "ING Alliance Mid Cap Growth Portfolio" is changed to "ING AllianceBernstein Mid Cap Growth Portfolio" wherever it appears in the prospectus to reflect a change in the portfolio name.

ING CAPITAL GUARDIAN MANAGED GLOBAL PORTFOLIO

Effective December 5, 2005, the following changes are made to the disclosure concerning the ING Capital Guardian Managed Global Portfolio:

1. The name of the "ING Capital Guardian Managed Global Portfolio" is changed to "ING Templeton Global Growth Portfolio" wherever it appears in the prospectus to reflect a change in the portfolio name;

2. The investment subadviser of this portfolio, Capital Guardian Trust Company, is changed to Templeton Global Advisors Limited in Appendix B, "The Investment Portfolios"; and




138292 - ING USA RLNY             Page 1 of 4                           12/05/05
Golden Fund Change (inactive)

3. The description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

     INVESTMENT OBJECTIVE

     Seeks capital appreciation. Current income is only an incidental consideration. Invests primarily in common stocks traded in securities markets throughout the world. May invest up to 100% of its total assets in securities traded in securities markets outside the United States. Generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

ING SALOMON BROTHERS INVESTORS PORTFOLIO

Effective December 1, 2005, the following changes are made to the disclosure concerning the ING Salomon Brothers Investors Portfolio:

1. The name of the "ING Salomon Brothers Investors Portfolio" is changed to "ING Lord Abbett Affiliated Portfolio" wherever it appears in the prospectus to reflect a change in the portfolio name;

2. The investment subadviser of this portfolio, Salomon Brothers Asset Management, Inc, is changed to Lord Abbett & Co., LLC in Appendix B, "The Investment Portfolios"; and

3. The description under the "Investment Objective" column in Appendix B is hereby deleted and replaced with the following to reflect a change in the investment objective of the portfolio:

     INVESTMENT OBJECTIVE

     Seeks long-term growth of capital. Secondarily seeks current income. Invests primarily in equity securities of U.S. companies. May also invest in other securities. To a lesser degree, invests in income producing securities such as debt securities, and may also invest in securities of foreign issuers.

ING AIM MID CAP GROWTH PORTFOLIO

Effective December 5, 2005, the ING AIM Mid Cap Growth Portfolio (Class S) will merge with and into the ING FMR Diversified Mid Cap Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING AIM Mid Cap Growth Portfolio will be reallocated to the ING FMR Diversified Mid Cap Portfolio, and the ING AIM Mid Cap Growth Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING AIM Mid Cap Growth Portfolio (Class S) will be automatically allocated to the ING FMR Diversified Mid Cap Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the "Transfers Among Your Investments" section of your prospectus for further information about making fund allocation changes.




138292 - ING USA RLNY             Page 2 of 4                           12/05/05
Golden Fund Change (inactive)

ING VP MAGNACAP PORTFOLIO

Effective December 5, 2005, the ING VP MagnaCap Portfolio (Class S) will merge with and into the ING VP Value Opportunity Portfolio (Class S). In conjunction with the merger, your Contract Value currently in the ING VP MagnaCap Portfolio will be reallocated to the ING VP Value Opportunity Portfolio. The ING VP MagnaCap Portfolio and the ING Value Opportunity Portfolio are not available for new premiums or reallocations from other investment options.

Unless you provide us with alternative allocation instructions, all future allocations directed to the ING VP MagnaCap Portfolio (Class S) will be automatically allocated to the ING VP Value Opportunity Portfolio (Class S). You may give us alternative allocation instructions at any time by contacting our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271, 1-800-366-0066. See also the "Transfers Among Your Investments" section of your prospectus for further information about making fund allocation changes.

are not available for new premiums or reallocations from other investment options.

ADDITIONAL INVESTMENT OPTIONS

Effective December 5, 2005, the following investment portfolios are added to the list of investment portfolios available under your contract:

                           ING Davis Venture Value Portfolio

                           ING MarketPro Portfolio

                           ING VP Index Plus International Equity Portfolio

                           ING Wells Fargo Small Cap Disciplined Portfolio

The second paragraph under the section of the prospectus entitled, "The Trusts and Funds" is hereby deleted and replaced with the following:

         Certain funds are designated as "Master-Feeder," "LifeStyle Funds" or "MarketPro Funds." Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. See "Trust and Fund Expenses." Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level. You should periodically review these factors to determine if you need to change your investment strategy.

The last paragraph on Page B-1 of Appendix B, "The Investment Portfolios" is hereby deleted and replaced with the following:

         Certain funds are designated as "Master-Feeder," "LifeStyle Funds" or "MarketPro Funds." Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.



138292 - ING USA RLNY             Page 3 of 4                           12/05/05
Golden Fund Change (inactive)

Appendix B, "The Investment Portfolios" is amended to add the following investment options:

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER                                            INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------------------------------------------------

ING INVESTORS TRUST
7337 E. Doubletree Ranch Road, Scottsdale, AZ  85258
--------------------------------------------------------------------------------------------------------------------------
ING MARKETPRO PORTFOLIO (Class S)                          Seeks capital appreciation. Income is a secondary consideration.
INVESTMENT ADVISER:  ING Investments, LLC                  Seeks to obtain its investment objective by investing in a combination of underlying funds according to fixed percentages that reflect an allocation of approximately 70% in equity
                                                           securities and 30% in fixed income securities.
--------------------------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO           (Class S) Seeks to out perform the total return performance of
INVESTMENT ADVISER:  ING Investments, LLC                  the Standard & Poor's 500 Composite Stock Price Index (S&P 500
INVESTMENT SUBADVISER: ING Investment Management           Index), while maintaining a market level of risk.
 Advisors, B.V.
--------------------------------------------------------------------------------------------------------------------------
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO (Class S)  Seeks long-term capital appreciation.  Normally invests at least
INVESTMENT ADVISER:  Directed Services, Inc.               80% of its assets in the securities of small-capitalization
INVESTMENT SUBADVISER:  Wells Fargo Funds Management, LLC  companies.  The Portfolio Manager defines small-capitalization companies as companies whose market capitalization is
                                                           substantially similar to that of companies in the Russell 2500
                                                           Index at the time of purchase.
--------------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.
151 Farmington Avenue, Hartford, CT  06156-8962
--------------------------------------------------------------------------------------------------------------------------
ING DAVIS VENTURE VALUE PORTFOLIO (Service Class)          Seeks long-term growth of capital. Under normal circumstances,
INVESTMENT ADVISER:  ING Life and Annuity Company          invests majority of assets in equity securities issued by large
INVESTMENT SUBADVISER:  Davis Selected Advisers L.P.       companies with market capitalizations of at least $10 billion.
                                                           May invest a limited portion of its assets in companies of any size in foreign securities and may invest in non-equity
                                                           securities.
--------------------------------------------------------------------------------------------------------------------------

THE MARKETPRO PORFOLIO MAY INVEST IN ONE OR MORE OF THE FOLLOWING UNDERLYING
PORTFOLIOS:

ING FMR Diversified MidCap Portfolio
ING JPMorgan Fleming International Portfolio
ING Legg Mason Value Portfolio
ING Marsico Growth Portfolio
ING Mercury Large Cap Value Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING Van Kampen Equity and Income Portfolio
ING VP Intermediate Bond Portfolio

THE PROSPECTUS FOR THE ING MARKETPRO PORTFOLIO CONTAINS ADDITIONAL INFORMATION ABOUT THE UNDERLYING PORTFOLIOS INCLUDED IN THE ING MARKETPRO PORTFOLIO.




138292 - ING USA RLNY             Page 4 of 4                           12/05/05
Golden Fund Change (inactive)

                                   PART B

The Statement of Additional Information, dated April 29, 2005, is incorporated into Part B of this Post-Effective Amendment No. 8 by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-33914), as filed on April 20, 2005.

                      PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.


                   ING USA ANNUITY AND LIFE INSURANCE COMPANY,

   (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                            Schedule I

   Summary of Investments - Other than Investments in Affiliates

                      As of December 31, 2004

                           (In Millions)


                                                                                                      AMOUNT
                                                                                                     SHOWN ON
TYPE OF INVESTMENTS                                                   COST         VALUE*          BALANCE SHEET
                                                               ---------------- ----------------- ----------------
Fixed maturities:
   U.S. government and government agencies and authorities        $464.0           $   464.7        $    464.7
   State, municipalities and political subdivisions                 20.7                19.9              19.9
   Public utilities securities                                   1,796.9             1,866.4           1,866.4
   Other U.S. corporate securities                               6,292.4             6,513.2           6,513.2
   Foreign securities (1)                                        3,090.1             3,198.3           3,198.3
   Residential mortgage-backed securities                        3,440.3             3,461.8           3,461.8
   Commercial mortgage-backed securities                         1,107.8             1,139.7           1,139.7
   Other asset-backed securities                                 1,934.2             1,933.8           1,933.8
                                                                 ---------------- ----------------- ----------------

  Total fixed maturities, including fixed maturities          $ 18,146.4           $18,597.8         $18,597.8
     pledged                                                  ================    ================= ================


Total equity securities                                       $     34.8           $    35.3         $    35.3
                                                              ===============     ================= ================

Mortgage loans                                                $  3,851.8          $   3,969.4        $  3,851.8
Policy loans                                                       169.0                169.0             169.0
Other investments                                                  228.8                229.0             228.8
                                                             ----------------     ----------------- ----------------

      Total investments                                      $  22,430.8          $  23,000.5        $ 22,882.7
                                                             ================    ================= ================


*  See Notes 2 and 3 of Notes to Financial Statements.

(1)The term "foreign" includes foreign governments, foreign political subdivisions, foreign public utilities and all other bonds of foreign issuers. Substantially all of the Company's foreign securities are denominated in U.S. dollars.

                  ING USA ANNUITY AND LIFE INSURANCE COMPANY,
         (A WHOLLY-OWNED SUBSIDIARY OF LION CONNECTICUT HOLDINGS INC.)

                                  Schedule IV
                            Reinsurance Information

        As of and for the years ended December 31, 2004, 2003 and 2002
                                 (In Millions)


                                                                                                   PERCENTAGE OF
                                           GROSS         CEDED         ASSUMED          NET        ASSUMED TO NET
                                       -------------- -------------  ------------- -------------- -----------------
YEAR ENDED DECEMBER 31, 2004
Life insurance in force                 $     7,405.6  $     906.0   $          -   $     6,449.6  $           0.0%

Premiums:
    Life insurance                               25.0          2.2              -            22.8
    Accident and health insurance                 0.4          0.4              -              -
                                        -------------- -------------  ------------- --------------
Total premiums                          $        25.4  $       2.6    $         -    $       22.8
                                        ============== =============  ============= ==============

YEAR ENDED DECEMBER 31, 2003

Life insurance in force                 $     8,001.4  $   1,209.4   $          -    $    6,792.0              0.0%
Premiums:
    Life insurance                               27.4          1.4              -            26.0
    Accident and health insurance                 0.2          0.2              -              -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        27.6          1.6              -            26.0
                                       ============== =============  ============= ==============


YEAR ENDED DECEMBER 31, 2002

Life insurance in force                 $     8,722.9  $   1,370.5   $          -    $    7,352.4              0.0%

Premiums:
    Life insurance                               38.4          1.6              -           36.8
    Accident and health insurance                 0.2          0.2              -             -
                                       -------------- -------------  ------------- --------------
Total premiums                          $        38.6  $       1.8   $          -    $      36.8
                                       ============== =============  ============= ==============

EXHIBITS

(b)

(1) Resolution of the board of directors of Depositor authorizing the establishment of the Registrant. (1)

(2)    Not applicable

(3)(a) Distribution Agreement between the Depositor and Directed
       Services, Inc. (1)
   (b) Dealers Agreement. (1)
   (c) Organizational Agreement. (1)
   (d) Assignment Agreement for Organizational Agreement. (1)
   (e) Amendment to the Distribution Agreement between ING USA and DSI. (7)

(4)(a) Individual Deferred Combination Variable and Fixed Annuity Contract. (1)
(4)(b) Group Deferred Combination Variable and Fixed Annuity Certificate. (1)
(4)(c) Individual Deferred Variable Annuity Contract. (1)
(4)(d) 403(b) Retirement Annuity Rider. (5)
(4)(e) Individual Retirement Annuity Rider. (5)
(4)(f) Simple Retirement Account Rider. (5)
(4)(g) ROTH Individual Retirement Annuity Rider. (5)
(4)(h) Company Address and Name Change Endorsement. (6)

(5)(a) Individual Deferred Combination Variable and Fixed
        Annuity Application. (5)
(5)(b) Group Deferred Combination Variable and Fixed Annuity
        Enrollment Form. (1)

(6)(a) Amended and Restated Articles of Incorporation of
       ING USA Annuity and Life Insurance Company, dated (01/01/04). (6)
   (b) Amended and Restated By-Laws of ING USA annuity and Life
       Insurance Company, dated (01/01/04). (6)
   (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99). (1)
   (d) Articles of Merger and Agreement and Plan of Merger of
       USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03). (6)

(7)    Not applicable

(8)(a) Service Agreement by and between Golden American and Directed
        Services, Inc. (1)
   (b) Participation Agreement by and between AIM Variable Insurance
        Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc. (3)
   (c) Amendment to Participation Agreement by and between AIM Variable Insurance Funds, Inc., ING USA Annuity and Life Insurance Company and Directed Services, Inc.
   (d) Participation Agreement by and between ING Investors Trust,
        Golden American Life Insurance Company and Directed Services, Inc. (8)
   (e) Participation Agreement by and between ING Variable Insurance Trust, Golden American Life Insurance Company and Directed Services, Inc. (3)
   (f) Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc. (3)
   (g) Amendment to Participation Agreement by and between ING Variable
        Products Trust, Golden American Life Insurance Company and
        Directed Services, Inc.
   (h) Participation Agreement by and between ING Variable Portfolios, Inc., Golden American Life Insurance Company and Directed Services, Inc. (4)
   (i) Participation Agreement by and between ING Partners, Inc.,
        Golden American Life Insurance Company and Directed Services, Inc. (4)
   (j) Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc. (4)
   (k) Second Amendment to Participation Agreement by and between
        ING Partners, Inc., Golden American Life Insurance Company and Directed Services, Inc.
   (l) Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life Insurance Company and Directed Services, Inc. (3)
   (m) Amendment to Participation Agreement by and between Fidelity Distributors Corporation, ING USA Annuity and Life Insurance Company.
   (n) Participation Agreement by and between INVESCO Funds Group, Inc.,
        Golden American Life Insurance Company and Directed Services, Inc. (3)
   (o) Participation Agreement by and between Liberty Variable Investment Trust, Golden American Life Insurance Company and Directed Services, Inc.
   (p) Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and Directed Services, Inc. (1)
   (q) Amendment to Participation Agreement by and between PIMCO Variable Insurance Trust, Golden American Life Insurance Company and
        Directed Services, Inc.
   (r) Participation Agreement by and between Pioneer Variable Contracts,
        Golden American Life Insurance Company and Directed Services, Inc. (3)
   (s) Participation Agreement by and between ProFunds, Golden American
        Life Insurance Company and Directed Services, Inc.
   (t) Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and Directed Services, Inc.
   (u) Participation Agreement by and between Prudential Series Fund, Inc., Golden American Life Insurance Company and Directed Services, Inc. (1)
   (v) Amendment to Participation Agreement by and between Prudential
        Series Fund, Inc., Golden American Life Insurance Company and
        Directed Services, Inc. (2)

(9)    Opinion and Consent of James A. Shuchart.

(10)(a) Consent of Independent Registered Public Accounting Firm
    (b) Consent of James A. Shuchart, incorporated in Item 9 of this Part C, together with the Opinion of James A. Shuchart.

(11)   Not applicable
(12)   Not applicable

(13)   Powers of Attorney (9).
------------------------------

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-5626).

(2) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 41 to a Registration Statement on Form N-4 for ING Life Insurance and Annuity Company Variable Annuity Account C filed with the Securities and Exchange Commission on November 23, 2005 (File Nos. 333-01107, 811-2513).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Harry N. Stout         1475 Dunwoody Drive
                       West Chester, PA  19380          President

Jacques de Vaucleroy   5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director and Senior
                                                        Vice President

David A. Wheat         5780 Powers Ferry Road           Chief Financial Officer,
                       Atlanta, GA  30327-4390          Director, Executive
                                                        Vice President and
                                                        principal accounting
                                                        officer
Kathleen A. Murphy     151 Farmington Avenue
                       Hartford, CT  06156              Director

Thomas J. McInerney    5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Director and Chairman

Catherine H. Smith     151 Farmington Avenue
                       Hartford, CT  06156              Director

Boyd G. Combs          5780 Powers Ferry Road
                       Atlanta, GA  30327-4390          Senior Vice President

James R. Gelder        20 Washington Avenue South
                       Minneapolis, MN  55402           Senior Vice President

James R. McInnis       1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President

Stephen J. Preston     1475 Dunwoody Drive
                       West Chester, PA  19380          Senior Vice President

Andrew D. Chua         1290 Broadway                    President, ING
                       Denver, CO  80203                Institutional Markets

David S. Pendergrass   5780 Powers Ferry Road           Senior Vice President
                       Atlanta, GA  30327-4390          and Treasurer

Paula Cludray-Engelke  20 Washington Avenue South
                       Minneapolis, MN  55402           Secretary

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I as filed on April 7, 2005 (File No. 333-47527).

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of October 31, 2005 there are 247,336 qualified contract owners and 203,324 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, ING USA Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------           ---------------------

James R. McInnis               Director and President

Robert J. Hughes               Director

Matthew J. Rider               Director

Anita F. Woods                 Chief Financial Officer
5780 Powers Ferry Road
Atlanta, GA  30327-4390

Beth G. Shanker                Chief Compliance Officer
1290 Broadway
Denver, CO  80203

Alyce L. Shaw                  Vice President

James A. Shuchart              Secretary and General Counsel

(c)
             2004 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $374,955,000       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 2nd day of December, 2005.


                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Harry N. Stout*
                                     President (principle executive officer)


    By: /s/ James A. Shuchart
        ---------------------
         James A. Shuchart
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on December 2, 2005.


Signature                     Title
---------                     -----

                             President
----------------------       (principle executive officer)
Harry N. Stout*



   DIRECTORS


----------------------       Chief Financial Officer
David A. Wheat*              (principal accounting officer)


----------------------
Jacques de Vaucleroy*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy*


----------------------
Catherine H. Smith*


     By: /s/ James A. Shuchart
        ----------------------
         James A. Shuchart
         Counsel of Depositor

*Executed by James A. Shuchart on behalf of those indicated pursuant to Power of Attorney.

                                EXHIBIT INDEX


ITEM     EXHIBIT                                                     PAGE #
----     -------                                                     ------

8(c)    Amendment to Participation Agreement by and between
        AIM Variable Insurance Funds, Inc., ING USA Annuity
        and Life Insurance Company and Directed Services, Inc.       EX-99.B8C

8(g)    Amendment to Participation Agreement by and between
        ING Variable Products Trust, Golden American Life
        Insurance Company and Directed Services, Inc.                EX-99.B8G

8(k)    Second Amendment to Participation Agreement by and
        between ING Partners, Inc., Golden American Life
        Insurance Company and Directed Services, Inc.                EX-99.B8K

8(m)    Amendment to Participation Agreement by and between
        Fidelity Distributors Corporation, ING USA Annuity
        and Life Insurance Company and Directed Services, Inc.       EX-99.B8M

8(o)    Participation Agreement by and between Liberty Variable
        Investment Trust, Golden American Life Insurance Company
        and Directed Services, Inc.                                  EX-99.B8O

8(q)    Amendment to Participation Agreement by and between
        PIMCO Variable Insurance Trust, Golden American Life
        Insurance Company and Directed Services, Inc.                EX-99.B8Q

8(s)    Participation Agreement by and between ProFunds, Golden
        American Life Insurance Company and Directed
        Services, Inc.                                               EX-99.B8S

8(t)    Amendment to Participation Agreement by and between
        ProFunds, Golden American Life Insurance Company
        and Directed Services, Inc.                                  EX-99.B8T

9       Opinion and Consent of James A. Shuchart, Esq.               EX-99.B9

10(a)   Consent of Independent Registered Public Accounting Firm     EX-99.B10A